CAPITAL AND RESERVES (Details 3)	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Statement [Line Items]
Options outstanding, Number outstanding	27,693,500	20,825,500
Options outstanding, Options exercisable	22,066,500	20,825,500
Exercise Price Range 1
Statement [Line Items]
Options outstanding, Exercise prices | $ / shares	$ 0.41	$ 0.41
Options outstanding, Number outstanding	11,254,000	0
Options outstanding, Options exercisable	5,627,000	0
Options outstanding, Weighted average remaining contractual life (years)	4 years 7 months 17 days	1 year
Exercise Price Range 2
Statement [Line Items]
Options outstanding, Exercise prices | $ / shares	$ 0.76	$ 0.76
Options outstanding, Number outstanding	3,300,000	3,300,000
Options outstanding, Options exercisable	3,300,000	3,300,000
Options outstanding, Weighted average remaining contractual life (years)	7 months 9 days	1 year 7 months 9 days
Exercise Price Range 3
Statement [Line Items]
Options outstanding, Exercise prices | $ / shares	$ 0.99	$ 0.99
Options outstanding, Number outstanding	6,368,500	6,368,500
Options outstanding, Options exercisable	6,368,500	6,368,500
Options outstanding, Weighted average remaining contractual life (years)	1 year 8 months 26 days	2 years 8 months 26 days
Exercise Price Range 4
Statement [Line Items]
Options outstanding, Exercise prices | $ / shares	$ 1.75	$ 1.75
Options outstanding, Number outstanding	0	4,386,000
Options outstanding, Options exercisable	0	4,386,000
Options outstanding, Weighted average remaining contractual life (years)	1 year	6 months 25 days
Exercise Price Range 5
Statement [Line Items]
Options outstanding, Exercise prices | $ / shares	$ 2.01	$ 2.01
Options outstanding, Number outstanding	6,696,000	6,696,000
Options outstanding, Options exercisable	6,696,000	6,696,000
Options outstanding, Weighted average remaining contractual life (years)	2 years 6 months 18 days	3 years 6 months 18 days
Exercise Price Range 6
Statement [Line Items]
Options outstanding, Exercise prices | $ / shares	$ 2.34	$ 2.34
Options outstanding, Number outstanding	75,000	75,000
Options outstanding, Options exercisable	75,000	75,000
Options outstanding, Weighted average remaining contractual life (years)	6 months 29 days	1 year 6 months 29 days